UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2008
                                                        -------------------

Check here if Amendment /  /; Amendment Number:
                                                        -------------------
   This Amendment (Check only one.):  /   / is a restatement.
                                      /   / adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:            Causeway Capital Management LLC
               ------------------------------------------------------
Address:         11111 Santa Monica Blvd
               ------------------------------------------------------
                 15th Floor
               ------------------------------------------------------
                 Los Angeles, CA 90025
               ------------------------------------------------------

Form 13F File Number:   28- 11728
                            -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Gracie V. Fermelia
               -------------------------------------------------
Title:           Chief Compliance Officer
               -------------------------------------------------
Phone:           310-231-6107
               -------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Gracie V. Fermelia           Los Angeles, CA          May 12, 2008
 -------------------------        ------------------       -----------------
       [Signature]                   [City, State]               [Date]


/ / 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/X/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

          Form 13F File Number       Name
          --------------------       ----

          28-290                     Northern Trust Corporation

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------------------

Form 13F Information Table Entry Total:        81
                                               -------------------------

Form 13F Information Table Value Total:        $323,899
                                               -------------------------
                                                      (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     None














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                                              FORM 13-F INFORMATION TABLE

     COLUMN 1          COLUMN 2          COLUMN 3     COLUMN 4        COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
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                        TITLE                          VALUE     SHRS OR   SH/  PUT/  INVESTMENT    OTHER        VOTING AUTHORITY
 NAME OF ISSUER        OF CLASS           CUSIP       (X$1000)   PRN AMT   PRN  CALL  DISCRETION   MANAGERS     SOLE   SHARED  NONE
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ALLSTATE CORP/THE        COM             020002101     1,598      33,412    SH           SOLE        NO        33,412

AMGEN INC                COM             031162100     1,363      32,765    SH           SOLE        NO        32,765

CA INC                   COM             12673P105     1,705      75,736    SH           SOLE        NO        75,736

CITIGROUP INC            COM             172967101     1,215      57,635    SH           SOLE        NO        57,635

DELL INC                 COM             24702R101     1,560      78,946    SH           SOLE        NO        78,946

FEDERAL NATL MTG ASSN    COM             313586109     1,751      66,945    SH           SOLE        NO        66,945

FREDDIE MAC              COM             313400301     1,796      70,716    SH           SOLE        NO        70,716

HARLEY-DAVIDSON INC      COM             412822108     1,540      40,792    SH           SOLE        NO        40,792

JABIL CIRCUIT INC        COM             466313103       562      60,493    SH           SOLE        NO        60,493

JOHNSON & JOHNSON        COM             478160104     1,574      24,411    SH           SOLE        NO        24,411

LEAR CORP                COM             521865105     1,518      59,680    SH           SOLE        NO        59,680

MATTEL INC               COM             577081102     1,719      85,635    SH           SOLE        NO        85,635

METLIFE INC              COM             59156R108     1,943      32,477    SH           SOLE        NO        32,477

MOTOROLA INC             COM             620076109     1,124     121,714    SH           SOLE        NO       121,714

OMNICARE INC             COM             681904108     1,098      60,190    SH           SOLE        NO        60,190

PFIZER INC               COM             717081103         1          69    SH           SOLE        NO            69

RENT A CTR INC NEW       COM             76009N100     1,557      86,848    SH           SOLE        NO        86,848
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
SPRINT NEXTEL CORP       COM FON         852061100       911     140,310    SH           SOLE        NO       140,310

WAL-MART STORES INC      COM             931142103     2,125      40,566    SH           SOLE        NO        40,566

WHIRLPOOL CORP           COM             963320106     1,568      18,256    SH           SOLE        NO        18,256

XL CAPITAL LTD           CL A            G98255105     1,017      34,459    SH           SOLE        NO        34,459

ALLIED IRISH BANKS       SPON ADR ORD    019228402     6,995     163,577    SH           SOLE        NO       163,577
PLC

AXA SA                   SPONSORED ADR   054536107     8,368     231,582    SH           SOLE        NO       231,582

BAYER AG                 SPONSORED ADR   072730302     5,891      73,357    SH           SOLE        NO        73,357

BP PLC                   SPONSORED ADR   055622104     7,320     121,013    SH           SOLE        NO       121,013

BRITISH AMERICAN         SPONSORED ADR   110448107    12,181     162,041    SH           SOLE        NO       162,041
TOBACCO PLC

CREDIT SUISSE GROUP      SPONSORED ADR   225401108     5,958     117,679    SH           SOLE        NO       117,679

CRH PLC                  ADR             12626K203     8,574     225,195    SH           SOLE        NO       225,195

E.ON AG                  SPONSORED ADR   268780103     8,366     134,246    SH           SOLE        NO       134,246

ERICSSON L M TEL CO      ADR B SEK 10    294821608     9,551     491,541    SH           SOLE        NO       491,541

FRANCE TELECOM SA        SPONSORED ADR   35177Q105     8,678     258,625    SH           SOLE        NO       258,625
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                                                         4

GLAXOSMITHKLINE PLC      SPONSORED ADR   37733W105     4,896     115,508    SH           SOLE        NO       115,508

HONDA MOTOR CO LTD       AMERN SHS       438128308     8,051     277,053    SH           SOLE        NO       277,053

HSBC HOLDINGS PLC        SPON ADR NEW    404280406     5,131      62,525    SH           SOLE        NO       62,525

ING GROEP NV             SPONSORED ADR   456837103    10,017     269,202    SH           SOLE        NO       269,202

MANULIFE FINANCIAL       COM             56501R106     5,102     134,888    SH           SOLE        NO       134,888
CORP

MITSUBISHI UFJ           SPONSORED ADR   606822104     8,199     940,467    SH           SOLE        NO       940,467
FINANCIAL GROUP INC

NOVARTIS AG              SPONSORED ADR   66987V109     8,542     166,978    SH           SOLE        NO       166,978

KONINKLIJKE PHILIPS      NY REG SH NEW   500472303     7,152     187,756    SH           SOLE        NO       187,756
ELECTRONICS NV

PRECISION DRILLING       TR UNIT         740215108     4,850     210,133    SH           SOLE        NO       210,133
TRUST

PUBLICIS GROUPE          SPONSORED ADR   74463M106     5,424     142,286    SH           SOLE        NO       142,286

REED ELSEVIER NV         SPONSORED ADR   758204101     8,601     225,078    SH           SOLE        NO       225,078

ROYAL DUTCH SHELL PLC    SPON ADR B      780259107     7,348     109,405    SH           SOLE        NO       109,405
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
SANOFI AVENTIS           SPONSORED ADR   80105N105     6,452     172,376    SH           SOLE        NO       172,376

SHINHAN FINANCIAL        SPN ADR RESTRD  824596100    10,389      98,632    SH           SOLE        NO        98,632
GROUP CO L

SIEMENS AG               SPONSORED ADR   826197501    10,729      98,753    SH           SOLE        NO        98,753

TECHNIP SA               SPONSORED ADR   878546209    10,793     137,302    SH           SOLE        NO       137,302

TELEFONICA SA            SPONSORED ADR   879382208     9,578     110,539    SH           SOLE        NO       110,539

TNT NV                   SPONSORED ADR   87260W101     9,860     265,977    SH           SOLE        NO       265,977

UNILEVER PLC             SPON ADR NEW    904767704     9,623     286,203    SH           SOLE        NO       286,203

UPM-KYMMENE OYJ          SPONSORED ADR   915436109     6,276     352,488    SH           SOLE        NO       352,488

VODAFONE GROUP PLC       SPON ADR NEW    92857W209     1,555      50,833    SH           SOLE        NO        50,833

AMERICA MOVIL SA         SPON ADR L SHS  02364W105     1,006      15,800    SH           SOLE        NO        15,800
DE CV

AU OPTRONICS CORP        SPONSORED ADR   002255107       672      39,100    SH           SOLE        NO        39,100

BRASIL TELECOM SA        SPONS ADR PFD   10553M101       646      19,700    SH           SOLE        NO        19,700

CANADIAN SOLAR INC       COM             136635109       148       7,100    SH           SOLE        NO         7,100
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                                                          6

CELLCOM ISRAEL LTD       SHS             M2196U109     1,018      32,384    SH           SOLE        NO        32,384

CEMEX SAB DE CV          SPON ADR NEW    151290889       212       8,100    SH           SOLE        NO         8,100

CHINA MOBILE LTD         SPONSORED ADR   16941M109     3,345      44,600    SH           SOLE        NO        44,600

CHINA PETROLEUM &        SPON ADR H SHS  16941R108     2,107      24,500    SH           SOLE        NO        24,500
CHEMICAL CORP

CHINA TELECOM CORP       SPON ADR H SHS  169426103        63       1,000    SH           SOLE        NO         1,000
LTD

CHINA UNICOM LTD         SPONSORED ADR   16945R104       953      44,800    SH           SOLE        NO        44,800

COMPANHIA DE             SPONSORED ADR   20441A102     2,731      61,600    SH           SOLE        NO        61,600
SANEAMENTO BASI

COMPANHIA VALE           SPONSORED ADR   204412209     3,637     105,000    SH           SOLE        NO       105,000
DO RIO DOCE

COMPANHIA VALE           SPON ADR PFD    204412100       445      15,300    SH           SOLE        NO        15,300
DO RIO DOCE

CNOOC LTD                SPONSORED ADR   126132109     1,923      13,100    SH           SOLE        NO        13,100

ISHARES TR               MSCI EMERG MKT  464287234     8,278      61,600    SH           SOLE        NO        61,600

KT CORP                  SPONSORED ADR   48268K101       105       4,400    SH           SOLE        NO         4,400

LG DISPLAY CO LTD        SPONS ADR REP   50186V102     1,824      81,700    SH           SOLE        NO        81,700
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
MECHEL OAO               SPONSORED ADR   583840103        91         800    SH           SOLE        NO           800

MINDRAY MEDICAL          SPON ADR        602675100       414      14,300    SH           SOLE        NO        14,300
INTERNATIONAL LTD

MOBILE TELESYSTEMS       SPONSORED ADR   607409109     3,110      41,000    SH           SOLE        NO        41,000
OJSC

PETROCHINA CO LTD        SPONSORED ADR   71646E100       226       1,800    SH           SOLE        NO         1,800

PETROLEO BRASILEIRO SA   SPONSORED ADR   71654V408     5,340      52,300    SH           SOLE        NO        52,300

POSCO                    SPONSORED ADR   693483109       178       1,500    SH           SOLE        NO         1,500

TAIWAN SEMICONDUCTOR     SPONSORED ADR   874039100       658      64,100    SH           SOLE        NO        64,100
MFG LTD

TELE NORTE LESTE         SPON ADR PFD    879246106       772      29,100    SH           SOLE        NO        29,100
PARTICIPACOES SA

TELEFONOS DE MEXICO      SPON ADR ORD L  879403780       342       9,100    SH           SOLE        NO         9,100
S A B

TEVA PHARMACEUTICAL      ADR             881624209       719      15,573    SH           SOLE        NO        15,573
INDUSTRIES LTD

VANGUARD INTL EQUITY     EMR MKT ETF     922042858    10,364     110,000    SH           SOLE        NO       110,000
INDEX F

VIMPEL-COMMUNICATIONS    SPONSORED ADR   68370R109     2,875      96,200    SH           SOLE        NO        96,200
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